Restatements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Apr. 12, 2025	Mar. 31, 2023
Restatements [Abstract]
Interest expense of convertible promissory note				$ 50,000,000
Interest expense and accrued interest			$ 3,460,000
Convertible Promissory Notes [Member]
Restatements [Abstract]
Interest expense of convertible promissory note					$ 70,000,000
Interest expense and accrued interest	$ 8,685,630	$ 2,272,292